Preferred shares and share capital - Additional Information (Detail) - USD ($)			1 Months Ended				2 Months Ended	12 Months Ended
	Mar. 13, 2018	Sep. 30, 2017	Sep. 30, 2018	Mar. 31, 2018	Nov. 30, 2017	Nov. 30, 2016	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 16, 2018	Apr. 30, 2018
Class Of Stock [Line Items]
Common shares, authorized								400,000,000
Common shares, outstanding								1
Preferred shares, issued								0
Seaspan [Member]
Class Of Stock [Line Items]
Dividend reinvestment program discount rate percentage								3.00%
Proceeds from issuance of common shares, gross								$ 0	$ 0	$ 119,000,000
Preferred shares, issued								33,335,570	33,272,706
Preferred shares issued, net of issuance costs								$ 0	$ 144,400,000	$ 2,700,000
Seaspan [Member] | At-the-Market [Member]
Class Of Stock [Line Items]
Preferred shares, issued								0	0
Seaspan [Member] | Common Shares [Member]
Class Of Stock [Line Items]
Shares issued, shares								0	0
Seaspan [Member] | Class A Common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized								400,000,000	400,000,000			400,000,000
Common shares, outstanding								215,675,599	176,835,837
Maximum sales proceeds from at the market offering				$ 75,000,000	$ 100,000,000
Warrants cancelable upon non exercise of Second Fairfax warrants									12,500,000
Seaspan [Member] | Class A Common Shares [Member] | GCI [Member]
Class Of Stock [Line Items]
Shares issued	2,514,996			2,514,996
Shares issued, value as a part of consideration paid for acquisition				$ 13,908,000
Seaspan [Member] | Class A Common Shares [Member] | At-the-Market [Member]
Class Of Stock [Line Items]
Shares issued, shares		11,800,000					6,750,000
Proceeds from issuance of common shares, gross		$ 74,953,000					$ 40,395,000
Seaspan [Member] | Class A Common Shares [Member] | Common Shares [Member]
Class Of Stock [Line Items]
Shares issued, shares									2,514,996	19,550,000
Seaspan [Member] | Class A Common Shares [Member] | Fairfax Warrants [Member]
Class Of Stock [Line Items]
Number of shares purchased									1
Warrants exercise price									$ 6.50
Warrant exercisable period									7 years
Warrants to purchase common shares											38,461,539
Seaspan [Member] | Class A Common Shares [Member] | Second Fairfax Warrants [Member]
Class Of Stock [Line Items]
Warrants exercise price									$ 8.05
Warrant exercisable period									7 years
Warrants to purchase common shares									25,000,000
Seaspan [Member] | Common Class B [Member]
Class Of Stock [Line Items]
Common shares, authorized								25,000,000
Common shares, outstanding								0	0
Seaspan [Member] | Common Class C [Member]
Class Of Stock [Line Items]
Common shares, authorized								100
Common shares, outstanding								0	0
Seaspan [Member] | Series I Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred shares, issued			6,000,000					6,000,000
Preferred shares issued, net of issuance costs			$ 150,000,000
Dividend rate percentage			8.00%					8.00%
Seaspan [Member] | Series I Preferred Stock [Member] | LIBOR [Member]
Class Of Stock [Line Items]
Dividend payment terms			three-month
Preferred stock margins for dividend payments			5.008%
Seaspan [Member] | Series D, Series E, Series F, Series G and Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Maximum sales proceeds from at the market offering						$ 150,000,000